Debt issued designated at fair value	3 Months Ended
Jun. 30, 2018
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Financial Instruments Designated At Fair Value Through Profit Or Loss Explanatory

Note 12 Debt issued designated at fair value

CHF million	30.6.18	31.3.18	31.12.17
Issued debt instruments
Equity-linked[1]	39,355	36,107	34,162
Rates-linked	7,505	5,972	5,811
Credit-linked	3,034	2,933	2,937
Fixed-rate	4,293	4,187	3,921
Other	2,661	2,860	2,671
Total debt issued designated at fair value	56,849	52,059	49,502
of which: issued by UBS AG with original maturity greater than one year[2]	41,624	38,255	37,266
of which: life-to-date own credit (gain) / loss	(188)	14	159
1 Includes investment fund unit-linked instruments issued. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. More than 99% of the balance as of 30 June 2018 was unsecured (31 March 2018: more than 99% of the balance was unsecured; 31 December 2017: more than 99% of the balance was unsecured).